Description of Business and Summary of Significant Accounting Policies - Additional information (Details) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 15, 2022	Apr. 05, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Effective tax rate			0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Marketing and Advertising Expense			$ 65,000	$ 36,000	$ 124,000	$ 60,000	$ 135,000	$ 70,000
Impairment loss on goodwill					0	$ 0
Impairment loss on digital assets					24,000
Immigration and Customs Enforcement
Concentration Risk [Line Items]
increased contract award value		$ 7,176,364
contract award value		$ 3,920,764
Other Entity
Concentration Risk [Line Items]
contract award value	$ 1,000,000
Accounts Receivable Net, Current
Concentration Risk [Line Items]
Unbilled receivables			$ 367,000		$ 367,000		$ 109,000	$ 0